Expenses	6 Months Ended
Jun. 30, 2024
Expenses And Net Other Income [Abstract]
Expenses
18.
Expenses
A.
Changes in inventories and raw materials and consumables used

Details of changes in inventories and raw materials and consumables used is as follows:

(In thousand Euros)	June 30, 2024	June 30, 2023
Consumption of finished goods, raw materials and other consumables	53,099	45,979
Scrap stock, slow moving & obsolete accrual	616	(932)
Work carried out by other companies	2,034	281
Total	55,749	45,328

B.
Operating expenses

Operating expenses are mainly as follows:

(In thousand Euros)	June 30, 2024	June 30, 2023
Marketing expenses	2,715	5,735
External temporary workers	994	1,680
Professional services	5,575	6,767
Office expense	3,633	4,216
Delivery	2,359	3,481
Custom duty, tax, penalties	233	297
Utilities and similar expenses	1,917	2,132
Fees	209	517
Insurance premium	978	1,086
Short-term and low value leases (see note 9)	1,577	1,151
Bank Services	477	500
Travel expenses	1,238	1,593
Repairs	1,329	785
Warranty provision	560	853
Other impairments and losses (see note 11)	367	1,569
Expected credit loss for trade and other receivables (see note 11)	828	(189)
Other	2,973	2,430
Total	27,962	34,603